NOTE 9 - CONVERTIBLE NOTE PAYABLE (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
NOTE 9 - CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount	$ 105,000	$ 100,000
Debt Discount Rate		10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.50	$ 1.60
Debt Instrument, Convertible, Terms of Conversion Feature		If an event of default has occurred or the date of conversion is 180 days after the issuance date, the conversion price will be the lesser of $1.60 per share, or 70% of the second lowest closing bid price of the Company’s common stock for the 20 trading days immediately preceding the date of the conversion.
Proceeds from Convertible Debt		$ 79,050	$ 79,050	$ 0
Stock Issued During Period, Shares, Other (in Shares)			50,000
Stock Issued for Deferred Offering Cost, Shares (in Shares)			16,000
Debt Instrument, Unamortized Discount			$ 10,000
Payments of Debt Issuance Costs			26,400
Debt Instrument, Increase (Decrease), Other, Net			(47,350)
Repayments of Convertible Debt			100,000	0
Interest Paid			$ 5,000	$ 48
Maximum [Member]
NOTE 9 - CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount		400,000
Commitment Fee [Member]
NOTE 9 - CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Fee Amount		2,500
Legal Fees [Member]
NOTE 9 - CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Fee Amount		2,500
Finder's Fee [Member]
NOTE 9 - CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Fee Amount		$ 5,950
Non-Cash Offering Costs [Member]
NOTE 9 - CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares (in Shares)			34,000
Consultant Commissions [Member]
NOTE 9 - CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Fee Amount			$ 5,950
Repayments of Convertible Debt	$ 100,000
Interest Paid	$ 5,000